Consolidated Shareholders' Equity - Summary of Stock Option Plans Awarded and Measurement of Stock Option Plans (Detail) € / shares in Units, € in Millions	12 Months Ended
	May 02, 2018 EUR (€) shares € / shares	May 10, 2017 EUR (€) shares € / shares	May 04, 2016 EUR (€) shares € / shares
Disclosure of classes of share capital [abstract]
Date of Board meeting approving the plan	May 2, 2018	May 10, 2017	May 4, 2016
Total number of options granted | shares	220,000	378,040	402,750
Exercise price	€ 65.84	€ 88.97	€ 75.90
Vesting period	4 years	4 years	4 years
Plan expiry date	May 02, 2028	May 10, 2027	May 04, 2026
Fair value of the plan | €	€ 1	€ 5	€ 3
Fair value per option granted	€ 6.32	€ 12.21	€ 6.60
Assumptions used to determine fair value Dividend yield	4.87%	3.56%	4.51%
Volatility of Sanofi shares, computed on a historical basis	23.10%	23.74%	24.54%
Risk-free interest rate	0.36%	0.27%	0.06%
Plan maturity	7 years	7 years	7 years